Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental cash flow information [Abstract]
Statements of detailed information of cash flow
2024 2023
Changes in non-cash working capital:
Accounts receivable $ 78,562 $ (242,416)
Inventories (115,679) 38,394
Supplies and prepaid expenses 4,151 8,410
Accounts payable and accrued liabilities 21,400 169,044
Reclamation payments (34,746) (38,982)
Other (5,913) (346)
Total $ (52,225) $ (65,896)

Reconciliation of liabilities arising from financing activities
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2024 $ 1,784,174 $ 14,087 $ 10,816 $ - $ 2,914,165 $ 4,723,242
Changes from financing cash flows:
Dividends paid - - - (69,641) - (69,641)
Interest paid - (88,333) (485) - - (88,818)
Lease principal payments - - (2,051) - - (2,051)
Shares issued, stock option plan - - - - 16,656 16,656
Debenture issuance 497,022 - - - - 497,022
Debenture repayment (500,000) - - - - (500,000)
Term loan repayment (541,590) - - - - (541,590)
Total cash changes (544,568) (88,333) (2,536) (69,641) 16,656 (688,422)
Non-cash changes:
Amortization of issue costs 7,342 - - - - 7,342
Dividends declared - - - 69,641 - 69,641
Interest expense - 84,094 485 - - 84,579
Right-of-use asset additions - - 1,100 - - 1,100
Other - - (27) - - (27)
Shares issued, stock option plan - - - - 4,546 4,546
Foreign exchange 34,342 225 1 - - 34,568
Total non-cash changes 41,684 84,319 1,559 69,641 4,546 201,749
Balance at December 31, 2024 $ 1,281,290 $ 10,073 $ 9,839 $ - $ 2,935,367 $ 4,236,569
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2023 $ 997,000 $ 4,011 $ 9,287 $ - $ 2,880,336 $ 3,890,634
Changes from financing cash flows:
Dividends paid - - - (52,079) - (52,079)
Interest paid - (40,439) (359) - - (40,798)
Lease principal payments - - (2,430) - - (2,430)
Shares issued, stock option plan - - - - 27,537 27,537
Term loan issuance 816,582 - - - - 816,582
Total cash changes 816,582 (40,439) (2,789) (52,079) 27,537 748,812
Non-cash changes:
Amortization of issue costs 1,377 - - - - 1,377
Dividends declared - - - 52,079 - 52,079
Interest expense - 50,690 359 - - 51,049
Right-of-use asset additions - - 4,368 - - 4,368
Other - 142 (411) - - (269)
Shares issued, stock option plan - - - - 6,292 6,292
Foreign exchange (30,785) (317) 2 - - (31,100)
Total non-cash changes (29,408) 50,515 4,318 52,079 6,292 83,796
Balance at December 31, 2023 $ 1,784,174 $ 14,087 $ 10,816 $ - $ 2,914,165 $ 4,723,242